Commitments - Capital commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Investment properties
Contractual obligations and unfunded commitments
Amount committed	£ 176	£ 458
Jackson (US insurance operations) | Investments in limited partnerships
Contractual obligations and unfunded commitments
Amount committed	414	465
Jackson (US insurance operations) | Commercial mortgage loans and other fixed maturities
Contractual obligations and unfunded commitments
Amount committed	214	201
UK and Europe insurance operations | Private equity and infrastructure funds
Contractual obligations and unfunded commitments
Amount committed	£ 3,225	£ 2,269